LEASES - weighted average remaining lease terms and discount rates (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2 years 7 months 2 days	2 years 7 months 2 days	2 years 6 months 25 days
Weighted average discount rate	5.00%	5.00%	5.00%
Operating lease costs	¥ 2,034,105	$ 314,982	¥ 1,348,742
Short-term lease costs	¥ 1,291,685	$ 200,018	¥ 1,142,417